Document And Entity Information	Dec. 15, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2023
Entity Registrant Name	Renalytix plc
Entity Central Index Key	0001811115
Securities Act File Number	001-39387
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Finsgate
Entity Address, Address Line Two	5-7 Cranwood Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC1V 9EE
City Area Code	+44
Local Phone Number	20 3139 2910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value £0.0025 per ordinary share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing two ordinary shares, nominal value £0.0025 per ordinary share
Trading Symbol	RNLX
Security Exchange Name	NASDAQ